ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Zeo ScientifiX, Inc. (“ZEO” or the “Company”) (f/k/a Organicell Regenerative Medicine, Inc.) was incorporated on August 9, 2011 in the State of Nevada under the name Bespoke Tricycles Inc. (changed to Biotech Products Services and Research, Inc. during September 2015 and to Organicell Regenerative Medicine, Inc., effective June 20, 2018). Effective February 20, 2024, we further amended our Articles of Incorporation to assume our current name, Zeo ScientifiX, Inc.

The Company is a clinical-stage biopharmaceutical company principally focusing on the development of innovative biological therapeutics for the treatment of degenerative diseases and regenerative medicine. The Company’s proprietary products, including Zofin™, are derived from perinatal sources and manufactured to retain the naturally occurring extracellular vesicles, proteins and cell secreted nanoparticles and Patient Pure X™ (“PPX™”), an autologous biologic containing a nanoparticle fraction that is precipitated from a patient’s own peripheral blood (“RAAM Products”). Our RAAM Products and related services are principally used in the health care industry administered through doctors and clinics (“Providers”).

The Company has recently developed and begun to distribute additional products that incorporate its proprietary ingredients for products to be used in topical aesthetic applications and is actively exploring further development of additional products to be used in other topical aesthetic applications. During November 2024, the Company announced that it was launching the first planned collaborative topical product with its affiliate Exotropin LLC; “ZEO HAIR GROW™ Powered By Exotropin™”.

For the three months ended January 31, 2025 and 2024, the Company principally operated through General Surgical of Florida, Inc., a Florida corporation and wholly owned subsidiary, which was formed to sell the Company’s therapeutic products to Providers.

Effective November 28, 2023, we implemented a one-for-200 reverse stock split (the “Reverse Split”). The par value of the Company’s common stock was unchanged at $0.001 per share after the Reverse Split. As a result, on the effective date of the Reverse Split, the stated capital on the Company’s balance sheet attributable to the Company’s common stock was reduced proportionately based on the Reverse Split ratio of one-for-200 and the additional paid-in capital account was credited with the amount by which the stated capital was reduced. All share and per share amounts referenced herein give effect to the Reverse Split as of the earliest period presented.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Zeo ScientifiX, Inc. (“ZEO” or the “Company”) (f/k/a Organicell Regenerative Medicine, Inc.) was incorporated on August 9, 2011 in the State of Nevada under the name Bespoke Tricycles Inc. (changed to Biotech Products Services and Research, Inc. during September 2015 and to Organicell Regenerative Medicine, Inc., effective June 20, 2018). Effective February 20, 2024, we further amended our Articles of Incorporation to assume our current name, Zeo ScientifiX, Inc.

The Company is a clinical-stage biopharmaceutical company principally focusing on the development of innovative biological therapeutics for the treatment of degenerative diseases and regenerative medicine. The Company’s proprietary products, including Zofin™, are derived from perinatal sources and manufactured to retain the naturally occurring extracellular vesicles, proteins and cell secreted nanoparticles and Patient Pure X™ (“PPX™”), an autologous biologic containing a nanoparticle fraction that is precipitated from a patient’s own peripheral blood (“RAAM Products”). Our RAAM Products and related services are principally used in the health care industry administered through doctors and clinics (“Providers”).

For the years ended October 31, 2024 and 2023, the Company principally operated through General Surgical of Florida, Inc., a Florida corporation and wholly owned subsidiary, which was formed to sell the Company’s therapeutic products to Providers.

The Company has recently developed and begun to distribute additional products that incorporate its proprietary ingredients for products to be used in topical aesthetic applications and is actively exploring further development of additional products to be used in other topical aesthetic applications.

Effective November 28, 2023, we implemented a one-for-200 reverse stock split (the “Reverse Split”). The par value of the Company’s common stock was unchanged at $0.001 per share after the Reverse Split. As a result, on the effective date of the Reverse Split, the stated capital on the Company’s balance sheet attributable to the Company’s common stock was reduced proportionately based on the Reverse Split ratio of one-for-200 and the additional paid-in capital account was credited with the amount by which the stated capital was reduced. All share and per share amounts referenced herein give effect to the Reverse Split as of the earliest period presented.